INCOME TAXES - Summary of components of provision for benefit from income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
U.S. federal, state, and local	$ 62,635,000	$ 7,756,000	$ 1,720,000
Foreign	50,986,000	37,789,000	41,472,000
Total current	113,621,000	45,545,000	43,192,000
Deferred:
U.S. federal, state, and local	96,454,000	(703,071,000)	(77,533,000)
Foreign	(1,185,000)	(172,000)	7,259,000
Total Deferred	95,269,000	(703,243,000)	(70,274,000)
Total provision for (benefit from) income taxes	$ 208,890,000	$ (657,698,000)	$ (27,082,000)